GuideMark® Core Fixed Income Fund
Schedule of Investments (Unaudited)
June 30, 2021

Principal Amount		Value
	ASSET BACKED SECURITIES - 4.97%
	Affirm Asset Securitization Trust
50,089	Series 2020-Z1A, 3.460%, 10/15/2024 (c)(g)	$50,753
151,101	Series 2020-Z2A, 1.900%, 01/15/2025 (c)(g)	152,313
150,000	AmeriCredit Automobile Receivables Trust
	Series 2019-3D, 2.580%, 09/18/2025	155,967
362,262	Atrium XII
	Series 2015-12R, 1.014% (3 Month LIBOR USD + 0.830%, 0.000% Floor), 04/22/2027 (a)(c)	362,224
160,000	Avant Loans Funding Trust
	Series 2021-REV1 A, 1.210%, 07/15/2030 (c)(g)	159,916
450,000	Bain Capital Credit CLO Ltd.
	Series 2017-2A AR2, 1.180% (3 Month LIBOR USD + 1.180%, 1.180% Floor), 07/25/2034 (a)(c)	450,366
	Carlyle Global Market Strategies CLO, Ltd.
212,772	Series 2013-2A, 1.080% (3 Month LIBOR USD + 0.890%, 0.000% Floor), 01/18/2029 (a)(c)	212,834
442,445	Series 2017-1A, 1.488% (3 Month LIBOR USD + 1.300%, 0.000% Floor), 04/21/2031 (a)(c)	443,030
94,563	CF Hippolyta LLC
	Series 2020-1A2, 1.990%, 07/15/2060 (c)	96,219
	Domino's Pizza Master Issuer LLC
185,250	Series 2018-1, 4.116%, 07/25/2048 (c)(g)	194,104
74,063	Series 2019-1, 3.668%, 10/25/2049 (c)	80,441
190,000	Series 2021-1A A2I, 2.662%, 04/25/2051 (c)	197,411
135,000	Drive Auto Receivables Trust
	Series 2019-4, 2.700%, 02/16/2027	138,932
	Exeter Automobile Receivables Trust
300,000	Series 2019-4, 2.580%, 09/15/2025 (c)	308,218
90,000	Series 2020-1, 2.730%, 12/15/2025 (c)	92,555
100,000	GCO Education Loan Funding Trust
	Series 2006-1, 0.377% (3 Month LIBOR USD + 0.230%, 0.000% Floor), 05/25/2036 (a)	98,936
45,465	GLS Auto Receivables Issuer Trust
	Series 2019-4, 2.470%, 11/15/2023 (c)	45,764
300,000	GTP Acquisition Partners I LLC
	Series 2015-2, 3.482%, 06/15/2050 (c)	319,173
605,000	Harriman Park CLO Ltd.
	Series 2020-1A A1R, 1.308% (3 Month LIBOR USD + 1.120%, 1.120% Floor), 04/20/2034 (a)(c)	605,520
172,629	LCM XX LP
	Series 2015-20R, 1.228% (3 Month LIBOR USD + 1.040%, 0.000% Floor), 10/20/2027 (a)(c)	172,691
58,656	Marlette Funding Trust
	Series 2019-4, 2.390%, 12/15/2029 (c)(g)	58,962
120,000	Mercury Financial Credit Card Master Trust
	Series 2021-1A, 1.540%, 03/20/2026 (c)	120,431
52,054	OCP CLO, Ltd.
	Series 2015-9R, 0.984% (3 Month LIBOR USD + 0.800%, 0.000% Floor), 07/15/2027 (a)(c)	52,076
235,248	OneMain Financial Issuance Trust
	Series 2018-1A, 3.300%, 03/14/2029 (c)	236,056
238,635	OZLM VII, Ltd.
	Series 2014-7R, 1.200% (3 Month LIBOR USD + 1.010%, 1.010% Floor), 07/17/2029 (a)(c)	238,810
130,311	OZLM XII, Ltd.
	Series 2015-12R, 1.236% (3 Month LIBOR USD + 1.050%, 0.000% Floor), 04/30/2027 (a)(c)	130,379
420,000	Regatta VI Funding Ltd.
	Series 2016-1A AR2, 1.295% (3 Month LIBOR USD + 1.160%, 1.160% Floor), 04/20/2034 (a)(c)	420,361
	RR Ltd.
480,000	Series 2017-1A A1AB, 1.230% (3 Month LIBOR USD + 1.150%, 1.150% Floor), 07/16/2035 (a)(c)	480,553
330,000	Series 2021-16A A1, 1.191% (3 Month LIBOR USD + 1.110%, 1.110% Floor), 07/15/2036 (a)(c)	330,305
	Santander Drive Auto Receivables Trust
205,000	Series 2019-3, 2.680%, 10/15/2025	210,165
45,000	Series 2020-4, 1.480%, 01/15/2027	45,610
	Sound Point CLO, Ltd.
335,000	Series 2018-3, 1.134% (3 Month LIBOR USD + 0.950%, 0.000% Floor), 04/16/2029 (a)(c)	335,639
410,000	Series 2021-1A A, 1.210% (3 Month LIBOR USD + 1.070%, 1.070% Floor), 04/25/2034 (a)(c)	409,997
35,062	Springleaf Funding Trust
	Series 2017-A, 2.680%, 07/15/2030 (c)	35,143
100,000	Summit Issuer LLC
	Series 2020-1, 2.290%, 12/20/2050 (c)	99,994
290,913	TICP CLO, Ltd.
	Series 2018-3, 1.028% (3 Month LIBOR USD + 0.840%, 0.840% Floor), 04/20/2028 (a)(c)	290,163
453,119	Voya CLO, Ltd.
	Series 2015-1, 1.090% (3 Month LIBOR USD + 0.900%, 0.900% Floor), 01/18/2029 (a)(c)	453,349
370,000	Wellfleet CLO X Ltd.
	Series 2019-XA A1R, 1.344% (3 Month LIBOR USD + 1.170%, 0.000% Floor), 07/20/2032 (a)(c)	370,282
	Wendy's Funding LLC
77,200	Series 2018-1, 3.884%, 03/15/2048 (c)(g)	82,466
245,000	Series 2021-1A A2I, 2.370%, 06/15/2051 (c)	248,261
220,000	Westlake Automobile Receivables Trust
	Series 2019-3, 2.720%, 11/15/2024 (c)	226,361
99,750	Wingstop Funding LLC
	Series 2020-1, 2.841%, 12/05/2050 (c)(g)	103,986

112,428	Z Capital Credit Partners CLO, Ltd.
	Series 2015-1, 1.134% (3 Month LIBOR USD + 0.950%, 0.950% Floor), 07/16/2027 (a)(c)	112,271
	Total Asset Backed Securities (Cost $9,321,761)	9,428,987

	COLLATERALIZED MORTGAGE OBLIGATIONS - 14.93%
144,707	Ajax Mortgage Loan Trust
	Series 2021-C A, 2.115%, 01/25/2061 (c)(j)	147,603
	Angel Oak Mortgage Trust
238,191	Series 2020-R1, 0.990%, 04/25/2053 (b)(c)	238,447
69,809	Series 2020-6 TR, 1.261%, 05/25/2065 (b)(c)	70,067
264,044	Series 2021-1, 0.909%, 01/25/2066 (b)(c)	263,779
212,353	Series 2021-2 A1, 0.985%, 04/25/2066 (b)(c)	212,345
	Angel Oak Mortgage Trust I LLC
48,424	Series 2018-3, 3.649%, 09/25/2048 (b)(c)	48,788
51,622	Series 2019-2, 3.628%, 03/25/2049 (b)(c)	52,293
150,940	Series 2019-4, 2.993%, 07/26/2049 (b)(c)	152,380
103,505	Series 2019-3, 2.930%, 05/25/2059 (b)(c)	104,108
100,000	Arbor Realty Collateralized Loan Obligation Ltd.
	Series 2021-FL2 A, 1.200% (1 Month LIBOR USD + 1.100%, 1.100% Floor), 05/15/2036 (a)(c)	100,313
	Arroyo Mortgage Trust
97,511	Series 2018-1, 3.763%, 04/25/2048 (b)(c)	97,599
143,375	Series 2019-3, 2.962%, 10/25/2048 (b)(c)	145,614
161,589	Series 2019-2, 3.347%, 04/25/2049 (b)(c)	164,617
	BANK
2,146,124	Series 2019-BNK23, 0.814%, 12/17/2052 (b)(i)	110,713
991,562	Series 2019-BNK18, 1.046%, 05/17/2062 (b)(i)	59,813
1,275,451	Series 2019-BNK20, 0.960%, 09/15/2062 (b)(i)	74,399
1,317,937	Series 2019-BNK22, 0.716%, 11/17/2062 (b)(i)	57,500
994,707	Series 2019-BNK24, 0.764%, 11/17/2062 (b)(i)	47,934
993,515	Series 2020-BNK26, 1.351%, 03/16/2063 (b)(i)	85,844
1,561,009	Series 2020-BNK28, 1.901%, 03/16/2063 (b)(i)	213,437
51,993	Bayview Koitere Fund Trust
	Series 2017-RT4, 3.500%, 07/28/2057 (b)(c)	53,432
139,777	Bayview Mortgage Fund IVc Trust
	Series 2017-RT3A, 3.500%, 01/28/2058 (b)(c)	141,438
	Bayview Opportunity Master Fund IVa Trust
130,342	Series 2017-SPL5A, 3.500%, 06/28/2057 (b)(c)	133,493
46,859	Series 2017-SPL1A, 4.000%, 10/28/2064 (b)(c)	47,916
	Bayview Opportunity Master Fund IVb Trust
36,490	Series 2017-SPL3, 4.000%, 11/28/2053 (b)(c)	37,329
48,127	Series 2017-RT6, 3.500%, 10/28/2057 (b)(c)	48,619
132,000	BBCMS Mortgage Trust
	Series 2017-DELC, 0.923% (1 Month LIBOR USD + 0.850%, 0.850% Floor), 08/15/2036 (a)(c)	132,265
	Benchmark Mortgage Trust
325,000	Series 2019-B11, 3.410%, 05/17/2052	343,671
999,728	Series 2019-B12, 1.202%, 08/16/2052 (b)(i)	61,947
394,656	Series 2020-B18, 1.919%, 07/17/2053 (b)(i)	44,625
753,294	Series 2020-B22, 1.636%, 01/15/2054 (b)(i)	90,240
1,501,317	Series 2019-B10, 1.390%, 03/17/2062 (b)(i)	114,069
	BlueMountain CLO, Ltd.
260,000	Series 2019-24A AR, 1.260% (3 Month LIBOR USD + 1.100%, 1.100% Floor), 04/20/2034 (a)(c)	260,224
565,000	Series 2021-31A A1, 1.150% (3 Month LIBOR USD + 1.150%, 1.150% Floor), 04/19/2034 (a)(c)	565,280
156,621	BRAVO Residential Funding Trust
	Series 2021-NQM1 A1, 0.941%, 02/25/2049 (b)(c)	156,457
	BX Commercial Mortgage Trust
95,267	Series 2018-IND, 0.823% (1 Month LIBOR USD + 0.750%, 0.750% Floor), 11/15/2035 (a)(c)	95,406
312,317	Series 2019-XL, 0.993% (1 Month LIBOR USD + 0.920%, 0.920% Floor), 10/15/2036 (a)(c)	313,080
100,000	CAMB Commercial Mortgage Trust
	Series 2019-LIFE, 1.523% (1 Month LIBOR USD + 1.450%, 1.450% Floor), 12/15/2037 (a)(c)	100,308
145,000	Century Plaza Towers
	Series 2019-CPT, 2.865%, 11/16/2039 (c)	154,980
8,003	Chase Mortgage Finance Trust
	Series 2007-A1, 2.369%, 02/25/2037 (b)	8,397
35,635	CIM Trust
	Series 2017-7, 3.000%, 04/25/2057 (b)(c)	36,266
	Citigroup Commercial Mortgage Trust
296,312	Series 2016-P3, 3.329%, 04/16/2049	320,917
505,000	Series 2016-P4, 2.902%, 07/12/2049	539,722
	Citigroup Mortgage Loan Trust
53,682	Series 2019-IMC1, 2.720%, 07/25/2049 (b)(c)	54,308
189,204	Series 2018-RP2, 2.987%, 02/25/2058 (b)(c)	196,309
82,584	Series 2018-RP1, 3.000%, 09/25/2064 (b)(c)	85,333
127,222	Series 2019-E, 3.228%, 11/25/2070 (c)(j)	127,719
	COLT Mortgage Loan Trust
54,222	Series 2019-3, 2.764%, 08/25/2049 (b)(c)	54,274
95,811	Series 2019-4, 2.579%, 11/25/2049 (b)(c)	96,268
408,555	Series 2020-RPL1, 1.390%, 01/25/2065 (b)(c)	411,588
56,959	Series 2020-1R, 1.255%, 09/25/2065 (b)(c)	57,220
217,789	Series 2020-2R, 1.325%, 10/26/2065 (b)(c)	218,472
241,450	Series 2021-1 A1, 0.910%, 06/25/2066 (b)(c)	241,138
	COMM Mortgage Trust
120,000	Series 2013-300P, 4.353%, 08/12/2030 (c)	127,201
265,493	Series 2019-WCM, 0.973% (1 Month LIBOR USD + 0.900%, 0.900% Floor), 10/16/2034 (a)(c)	265,954
	Countrywide Home Loans, Inc.
6,134	Series 2004-HYB6, 2.760%, 11/20/2034 (b)	6,340
70,742	Series 2005-11, 0.692% (1 Month LIBOR USD + 0.600%, 0.600% Floor, 10.500% Cap), 03/25/2035 (a)	58,101
356,598	CSAIL Commercial Mortgage Trust
	Series 2016-C6, 2.960%, 01/15/2049	373,609
	CSMC Trust
100,000	Series 2020-NET, 2.257%, 08/17/2037 (c)	103,398
30,236	Series 2017-FHA1, 3.250%, 04/25/2047 (b)(c)	31,956
306,603	Series 2020-RPL4, 2.000%, 01/25/2060 (b)(c)	314,895

133,029	Series 2021-RPL4 A1, 1.796%, 12/27/2060 (b)(c)	133,348
292,706	Series 2020-NQM1, 1.208%, 05/25/2065 (c)(j)	294,856
363,211	Series 2021-NQM2, 1.179%, 02/25/2066 (b)(c)	363,643
11,901,950	DBGS Mortgage Trust
	Series 2018-C1, 0.329%, 10/17/2051 (b)(i)	157,165
	DBJPM Mortgage Trust
343,642	Series 2016-C1, 3.038%, 05/12/2049	361,325
475,000	Series 2016-C3, 2.890%, 08/12/2049	506,200
310,639	Series 2020-C9, 1.831%, 08/15/2053 (b)(i)	31,853
	Deephaven Residential Mortgage Trust
106,085	Series 2019-3, 2.964%, 07/25/2059 (b)(c)	106,531
117,604	Series 2021-2 A1, 1.020%, 04/25/2066 (b)(c)	117,606
108,188	Ellington Financial Mortgage Trust
	Series 2021-2 A1, 0.931%, 06/25/2066 (b)(c)	108,040
	GCAT Trust
297,684	Series 2021-NQM1, 0.874%, 01/25/2066 (b)(c)	296,781
237,415	Series 2021-NQM2 A1, 1.036%, 05/25/2066 (b)(c)	237,160
320,000	Series 2021-NQM3 A1, 1.090%, 05/25/2066 (b)(c)	322,317
	GS Mortgage Securities Trust
145,000	Series 2012-ALOH, 3.551%, 04/12/2034 (c)	146,643
145,000	Series 2012-BWTR, 2.954%, 11/07/2034 (c)	148,001
35,000	Series 2015-GC34, 3.506%, 10/13/2048	38,158
1,448,541	Series 2020-GC45, 0.789%, 02/14/2053 (b)(i)	68,585
220,000	Hawaii Hotel Trust 2019-MAUI
	Series 2019-MAUI, 1.223% (1 Month LIBOR USD + 1.150%, 1.150% Floor), 05/17/2038 (a)(c)	221,404
52,527	Homeward Opportunities Fund I Trust
	Series 2019-2, 2.702%, 08/25/2059 (b)(c)	52,760
	JPMBB Commercial Mortgage Securities Trust
90,000	Series 2020-NNN, 2.812%, 01/16/2037 (c)	92,906
187,924	Series 2013-C12, 3.157%, 07/17/2045	190,239
168,220	Legacy Mortgage Asset Trust
	Series 2021-GS3 A1, 1.750%, 07/25/2061 (c)(j)	167,971
465,000	Madison Park Funding Ltd.
	Series 2021-38A A, 1.254% (3 Month LIBOR USD + 1.120%, 1.120% Floor), 07/17/2034 (a)(c)	465,421
	MFRA Trust
69,679	Series 2020-NQM3 A1, 1.014%, 01/26/2065 (b)(c)	69,816
234,391	Series 2021-NQM1 A-1, 1.153%, 04/25/2065 (b)(c)	234,305
	Mill City Mortgage Loan Trust
127,620	Series 2018-2, 3.500%, 05/25/2058 (b)(c)	130,512
338,932	Series 2019-GS1, 2.750%, 07/25/2059 (b)(c)	349,482
133,238	Series 2017-3, 2.750%, 01/25/2061 (b)(c)	135,414
105,603	Series 2018-1, 3.250%, 05/25/2062 (b)(c)	108,445
198,360	Series 2019-1, 3.250%, 10/25/2069 (b)(c)	209,467
115,001	Morgan Stanley ABS Capital I, Inc. Trust
	Series 2003-NC10, 1.112% (1 Month LIBOR USD + 1.020%, 1.020% Floor), 10/25/2033 (a)	114,963
175,000	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2016-C29, 3.325%, 05/17/2049	188,768
93,706	Mortgage Insurance-Linked Notes
	Series 2019-1, 1.992% (1 Month LIBOR USD + 1.900%, 1.900% Floor), 11/26/2029 (a)(c)	93,710
	MTRO Commercial Mortgage Trust
100,000	Series 2019-TECH B, 1.173% (1 Month LIBOR USD + 1.100%, 1.100% Floor), 12/15/2033 (a)(c)	99,611
100,000	Series 2019-TECH C, 1.373% (1 Month LIBOR USD + 1.300%, 1.300% Floor), 12/15/2033 (a)(c)	99,539
160,000	Natixis Commercial Mortgage Securities Trust
	Series 2019-1776, 2.507%, 10/17/2036 (c)	164,823
	New Residential Mortgage LLC
81,687	Series 2018-FNT1, 3.610%, 05/25/2023 (c)	81,935
103,849	Series 2018-FNT2, 3.790%, 07/25/2024 (c)	103,894
	New Residential Mortgage Loan Trust
55,230	Series 2016-2, 3.750%, 11/25/2035 (b)(c)	58,659
136,155	Series 2018-4, 0.842% (1 Month LIBOR USD + 0.750%, 0.750% Floor), 01/27/2048 (a)(c)	136,578
47,509	Series 2016-4, 3.750%, 11/25/2056 (b)(c)	50,599
74,644	Series 2017-1, 4.000%, 02/25/2057 (b)(c)	79,627
67,872	Series 2017-2, 4.000%, 03/25/2057 (b)(c)	72,679
38,501	Series 2017-3, 4.000%, 04/25/2057 (b)(c)	41,330
38,532	Series 2017-4, 4.000%, 05/25/2057 (b)(c)	41,141
37,797	Series 2017-5, 1.592% (1 Month LIBOR USD + 1.500%, 1.500% Floor), 06/25/2057 (a)(c)	38,334
58,113	Series 2017-6, 4.000%, 08/25/2057 (b)(c)	62,346
128,132	Series 2018-1, 4.000%, 12/25/2057 (b)(c)	137,628
115,820	Series 2018-2, 4.500%, 02/25/2058 (b)(c)	123,821
263,988	Series 2018-3, 4.500%, 05/25/2058 (b)(c)	286,687
184,333	Series 2021-NQM2R A-1, 0.941%, 10/25/2058 (b)(c)	184,545
195,805	Series 2019-3, 3.750%, 11/25/2058 (b)(c)	208,052
152,540	Series 2019-5, 3.500%, 08/25/2059 (b)(c)	159,367
68,061	Series 2019-NQM4, 2.492%, 09/25/2059 (b)(c)	68,799
396,934	NMLT Trust
	Series 2021-INV1 A1, 1.185%, 05/25/2056 (b)(c)	396,240
356,196	OBX Trust
	Series 2021-NQM1, 1.072%, 02/25/2066 (b)(c)	355,747
	Pretium Mortgage Credit Partners LLC
250,000	Series 2021-NPL2 A-1, 1.992%, 06/29/2060 (c)(j)	251,562
468,000	Series 2021-RN1 A1, 1.992%, 02/25/2061 (c)(j)	471,054
	PRPM Trust
89,201	Series 2019-GS1, 3.500%, 10/25/2024 (b)(c)	89,764
241,398	Series 2020-3, 2.857%, 09/25/2025 (c)(j)	242,918
82,399	Series 2020-6, 2.363%, 11/25/2025 (c)(j)	82,676
198,862	Series 2021-3 A1, 1.867%, 04/25/2026 (c)(j)	200,032
263,485	Series 2021-4 A1, 1.867%, 04/25/2026 (c)(j)	263,360
230,000	Series 2021-5 A1, 1.793%, 06/25/2026 (c)(j)	231,427
205,000	RCO Mortgage LLC
	Series 2021-1 A1, 1.868%, 05/26/2026 (c)(j)	204,889
	SBA Tower Trust
155,000	Series 2019-1, 2.836%, 01/15/2025 (c)	162,835
125,000	Series 2018-1, 3.448%, 03/15/2048 (c)	127,494

69,804	Seasoned Credit Risk Transfer Trust Series
	Series 2019-3, 3.500%, 10/25/2058	76,879
	SG Commercial Mortgage Securities Trust
355,000	Series 2020-COVE, 2.632%, 04/17/2037 (c)	368,900
75,000	Series 2016-C5, 3.055%, 10/13/2048	79,494
378,000	SG Residential Mortgage Trust
	Series 2021-1 A-1, 1.160%, 07/25/2061 (b)(c)	380,575
	Starwood Mortgage Residential Trust
63,347	Series 2020-3, 1.486%, 04/25/2065 (b)(c)	63,978
336,386	Series 2021-1, 1.219%, 05/25/2065 (b)(c)	337,678
145,060	Series 2021-2 A1, 0.943%, 05/25/2065 (b)(c)	145,175
415,000	Thompson Park CLO, Ltd.
	Series 2021-1A A1, 1.199% (3 Month LIBOR USD + 1.000%, 1.000% Floor), 04/17/2034 (a)(c)	414,997
230,000	Toorak Mortgage Corp.
	Series 2021-1 A1, 2.240%, 06/25/2024 (c)(j)	231,127
	Towd Point Mortgage Trust
32,964	Series 2015-6, 2.750%, 04/25/2055 (b)(c)	33,129
18,490	Series 2016-2, 2.750%, 08/25/2055 (b)(c)	18,671
14,345	Series 2016-3, 2.250%, 08/25/2055 (b)(c)	14,411
251,477	Series 2017-1, 2.750%, 10/25/2056 (b)(c)	255,451
141,334	Series 2017-5, 0.692% (1 Month LIBOR USD + 0.600%, 0.000% Floor), 02/26/2057 (a)(c)	141,412
122,633	Series 2017-2, 2.750%, 04/25/2057 (b)(c)	124,495
32,036	Series 2017-3, 2.750%, 06/25/2057 (b)(c)	32,703
190,206	Series 2017-4, 2.750%, 06/25/2057 (b)(c)	195,950
290,794	Series 2017-6, 2.750%, 10/25/2057 (b)(c)	298,010
57,854	Series 2018-1, 3.000%, 01/28/2058 (b)(c)	59,451
169,158	Series 2018-2, 3.250%, 03/25/2058 (b)(c)	175,468
330,031	Series 2019-1, 3.722%, 03/25/2058 (b)(c)	348,676
131,866	Series 2018-3, 3.750%, 05/25/2058 (b)(c)	139,225
212,818	Series 2020-4, 1.750%, 10/25/2060 (c)	215,423
458,936	Series 2021-R1 A1, 2.918%, 11/30/2060 (b)(c)	469,502
	VCAT Asset Securitization LLC
91,034	Series 2021-NPL2 A1, 2.115%, 03/27/2051 (c)(j)	91,153
270,000	Series 2021-NPL3 A1, 1.743%, 05/25/2051 (c)(j)	270,736
	Venture CLO, Ltd.
410,000	Series 2021-42A A1A, 1.311% (3 Month LIBOR USD + 1.130%, 1.130% Floor), 04/17/2034 (a)(c)	410,274
180,000	Series 2021-43A A1, 1.240% (3 Month LIBOR USD + 1.240%, 1.240% Floor), 04/17/2034 (a)(c)	180,283
	Vericrest Opportunity Loan Transferee
78,064	Series 2021-NPL7, 2.116%, 04/25/2051 (c)(j)	78,170
285,980	Series 2021-R2 A1, 2.116%, 04/25/2051 (c)(j)	286,939
155,218	Series 2021-NPL9, 1.992%, 05/25/2051 (c)(j)	155,439
	Verus Securitization Trust
133,892	Series 2020-NPL1, 3.598%, 08/25/2050 (c)(j)	134,517
129,348	Series 2019-3, 2.784%, 07/25/2059 (c)(j)	131,148
166,832	Series 2019-4, 3.142%, 10/25/2059 (b)(c)	170,568
201,088	Series 2021-R2 A-1, 0.918%, 02/25/2064 (b)(c)	201,562
168,201	Series 2021-2, 1.031%, 02/25/2066 (b)(c)	168,425
265,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1
	Series A-5, 3.148%, 05/15/2048	284,012
384,939	Wells Fargo-RBS Commercial Mortgage Trust
	Series 2014-C19, 3.660%, 03/15/2047	385,284
	Total Collateralized Mortgage Obligations (Cost $28,035,279)	28,284,834

	CORPORATE OBLIGATIONS - 29.88%
	Aerospace & Defense - 0.63%
235,000	Boeing Co.
	5.040%, 05/01/2027 (e)	271,413
60,000	General Dynamics Corp.
	4.250%, 04/01/2040	73,573
	L3Harris Technologies, Inc.
150,000	3.850%, 06/15/2023	159,487
31,000	4.400%, 06/15/2028	36,064
75,000	Lockheed Martin Corp.
	4.090%, 09/15/2052	94,196
155,000	Northrop Grumman Corp.
	5.150%, 05/01/2040	203,982
	Raytheon Technologies Corp.
100,000	3.950%, 08/16/2025	111,298
140,000	3.125%, 05/04/2027	152,500
20,000	4.450%, 11/16/2038	24,290
50,000	4.625%, 11/16/2048 (e)	64,502
		1,191,305
	Automobiles - 0.03%
55,000	General Motors Co.
	6.125%, 10/01/2025	65,171
	Banks - 5.07%
	Bank of America Corp.
190,000	4.100%, 07/24/2023	204,188
250,000	3.864% (3 Month LIBOR USD + 0.940%), 07/23/2024 (b)	266,590
140,000	2.456% (3 Month LIBOR USD + 0.870%), 10/22/2025 (b)	146,599
185,000	3.366% (3 Month LIBOR USD + 0.810%), 01/23/2026 (b)	199,601
330,000	1.658% (SOFR + 0.910%), 03/11/2027 (b)	332,925
720,000	1.922% (SOFR + 1.370%), 10/24/2031 (b)(e)	703,466
95,000	3.311% (SOFR + 1.580%), 04/22/2042 (b)	100,997
550,000	4.083% (3 Month LIBOR USD + 3.150%), 03/20/2051 (b)(e)	659,061
200,000	BNP Paribas SA
	2.219% (SOFR + 2.074%), 06/09/2026 (b)(c)	206,182
	Citigroup, Inc.
125,000	3.352% (3 Month LIBOR USD + 0.897%), 04/24/2025 (b)	133,272
275,000	0.981% (SOFR + 0.669%), 05/01/2025 (b)(e)	275,853
435,000	3.700%, 01/12/2026	481,598
330,000	1.462% (SOFR + 0.770%), 06/09/2027 (b)(e)	329,253
190,000	4.412% (SOFR + 3.914%), 03/31/2031 (b)	222,387
70,000	2.572% (SOFR + 2.107%), 06/03/2031 (b)	72,110
200,000	Danske Bank AS
	5.375%, 01/12/2024 (c)	221,896
95,000	Fifth Third Bancorp
	2.375%, 01/28/2025	99,680

	HSBC Holdings PLC
370,000	3.262% (3 Month LIBOR USD + 1.055%), 03/13/2023 (b)	377,541
200,000	0.976% (SOFR + 0.708%), 05/24/2025 (b)	199,933
200,000	1.589% (SOFR + 1.290%), 05/24/2027 (b)(e)	200,626
445,000	4.583% (3 Month LIBOR USD + 1.535%), 06/19/2029 (b)(e)	515,080
	JPMorgan Chase & Co.
150,000	3.797% (3 Month LIBOR USD + 0.890%), 07/23/2024 (b)	159,844
155,000	4.023% (3 Month LIBOR USD + 1.000%), 12/05/2024 (b)	167,347
225,000	3.220% (3 Month LIBOR USD + 1.155%), 03/01/2025 (b)	239,129
170,000	3.300%, 04/01/2026 (e)	186,105
90,000	2.950%, 10/01/2026	97,062
300,000	3.782% (3 Month LIBOR USD + 1.337%), 02/01/2028 (b)	333,501
80,000	3.509% (3 Month LIBOR USD + 0.945%), 01/23/2029 (b)	88,210
225,000	3.702% (3 Month LIBOR USD + 1.160%), 05/06/2030 (b)(e)	251,814
95,000	2.580% (SOFR + 1.250%), 04/22/2032 (b)	97,757
175,000	3.109% (SOFR + 2.460%), 04/22/2041 (b)	182,055
155,000	3.157% (SOFR + 1.460%), 04/22/2042 (b)	161,747
145,000	KeyCorp
	2.550%, 10/01/2029 (e)	152,022
	PNC Financial Services Group, Inc.
55,000	2.200%, 11/01/2024	57,748
65,000	3.450%, 04/23/2029	72,781
235,000	Santander Holdings USA, Inc.
	3.700%, 03/28/2022	239,875
370,000	Truist Bank
	2.250%, 03/11/2030	376,061
160,000	Truist Financial Corp.
	1.887% (SOFR + 0.862%), 06/07/2029 (b)	160,786
	Wells Fargo & Co.
85,000	2.406% (3 Month LIBOR USD + 1.087%), 10/30/2025 (b)	88,999
120,000	3.000%, 04/22/2026	129,161
135,000	3.000%, 10/23/2026 (e)	145,790
41,000	5.606%, 01/15/2044	56,168
45,000	4.750%, 12/07/2046	57,048
115,000	5.013% (3 Month LIBOR USD + 4.502%), 04/04/2051 (b)	157,901
		9,607,749
	Beverages - 0.81%
	Anheuser-Busch InBev Worldwide, Inc.
180,000	5.450%, 01/23/2039	238,073
15,000	3.750%, 07/15/2042	16,314
20,000	4.900%, 02/01/2046 (e)	25,285
145,000	4.600%, 04/15/2048	177,688
112,000	4.750%, 04/15/2058	140,834
	Coca-Cola Co.
400,000	2.250%, 01/05/2032	410,378
35,000	3.000%, 03/05/2051	36,523
	Constellation Brands, Inc.
25,000	4.650%, 11/15/2028	29,426
6,000	3.150%, 08/01/2029	6,450
200,000	Diageo Capital Plc
	2.000%, 04/29/2030	200,610
	PepsiCo, Inc.
40,000	2.625%, 03/19/2027	43,033
5,000	1.625%, 05/01/2030 (e)	4,929
175,000	3.625%, 03/19/2050	205,396
		1,534,939
	Biotechnology - 0.72%
	AbbVie, Inc.
135,000	3.450%, 03/15/2022	137,263
300,000	3.200%, 11/21/2029 (e)	326,382
250,000	4.250%, 11/21/2049	300,970
	Amgen, Inc.
45,000	2.650%, 05/11/2022	45,777
55,000	1.900%, 02/21/2025	57,013
95,000	2.200%, 02/21/2027	98,778
	Gilead Sciences, Inc.
80,000	2.500%, 09/01/2023	83,334
335,000	1.650%, 10/01/2030 (e)	324,482
		1,373,999
	Capital Markets - 2.53%
75,000	Bank of New York Mellon Corp/The
	2.100%, 10/24/2024	78,735
320,000	BlackRock, Inc.
	1.900%, 01/28/2031	320,962
	BP Capital Markets America, Inc.
145,000	3.633%, 04/06/2030	162,886
5,000	3.060%, 06/17/2041	5,064
60,000	2.939%, 06/04/2051	57,843
140,000	3.379%, 02/08/2061	141,210
	Morgan Stanley
75,000	2.625%, 11/17/2021	75,681
195,000	3.737% (3 Month LIBOR USD + 0.847%), 04/24/2024 (b)	206,272
180,000	3.700%, 10/23/2024	196,473
65,000	3.125%, 07/27/2026	70,525
310,000	1.593% (SOFR + 0.879%), 05/04/2027 (b)	312,202
340,000	3.591% (3 Month LIBOR USD + 1.340%), 07/22/2028 (b)	376,728
55,000	4.431% (3 Month LIBOR USD + 1.628%), 01/23/2030 (b)	64,538
210,000	2.699% (SOFR + 1.143%), 01/22/2031 (b)	220,307
285,000	1.794% (SOFR + 1.034%), 02/13/2032 (b)	274,415
145,000	1.928% (SOFR + 1.020%), 04/28/2032 (b)	141,253
155,000	3.971% (3 Month LIBOR USD + 1.455%), 07/22/2038 (b)	182,576
	State Street Corp.
80,000	3.776% (3 Month LIBOR USD + 0.770%), 12/03/2024 (b)	86,268
90,000	2.354% (SOFR + 0.940%), 11/01/2025 (b)	94,671
80,000	2.901% (SOFR + 2.600%), 03/30/2026 (b)	85,527
	The Bank of New York Mellon Corp.
70,000	1.950%, 08/23/2022	71,356
125,000	2.661% (3 Month LIBOR USD + 0.634%), 05/16/2023 (b)	127,551

	The Goldman Sachs Group, Inc.
135,000	2.876% (3 Month LIBOR USD + 0.821%), 10/31/2022 (b)	136,070
55,000	2.905% (3 Month LIBOR USD + 0.990%), 07/24/2023 (b)	56,383
140,000	3.500%, 01/23/2025	151,465
40,000	3.272% (3 Month LIBOR USD + 1.201%), 09/29/2025 (b)	42,810
70,000	1.992% (SOFR + 1.090%), 01/27/2032 (b)	67,986
560,000	2.615% (SOFR + 1.281%), 04/22/2032 (b)	573,143
140,000	6.750%, 10/01/2037 (e)	204,186
20,000	6.250%, 02/01/2041	29,792
	Willis North America, Inc.
25,000	3.600%, 05/15/2024	26,874
145,000	2.950%, 09/15/2029	152,532
		4,794,284
	Chemicals - 0.24%
	Air Products and Chemicals, Inc.
20,000	1.500%, 10/15/2025	20,500
40,000	1.850%, 05/15/2027	41,137
295,000	DuPont de Nemours, Inc.
	4.205%, 11/15/2023	319,695
80,000	The Sherwin-Williams Co.
	2.300%, 05/15/2030	81,111
		462,443
	Commercial Services & Supplies - 0.03%
60,000	Waste Management, Inc.
	2.000%, 06/01/2029	60,734
	Consumer Finance - 0.29%
155,000	American Express Co.
	4.200%, 11/06/2025	175,840
	John Deere Capital Corp.
135,000	3.200%, 01/10/2022	137,196
25,000	1.200%, 04/06/2023	25,385
25,000	3.450%, 06/07/2023	26,518
145,000	2.600%, 03/07/2024	152,917
25,000	1.750%, 03/09/2027	25,629
		543,485
	Diversified Consumer Services - 0.10%
	Howard University
100,000	2.901%, 10/01/2031	103,826
75,000	3.476%, 10/01/2041	77,037
		180,863
	Diversified Financial Services - 1.46%
	BAT Capital Corp.
55,000	3.222%, 08/15/2024	58,453
275,000	2.789%, 09/06/2024	289,048
200,000	2.259%, 03/25/2028	198,887
120,000	BAT International Finance Plc
	1.668%, 03/25/2026 (e)	120,077
300,000	DAE Funding LLC
	1.550%, 08/01/2024 (c)	299,961
340,000	Equitable Financial Life Global Funding
	1.800%, 03/08/2028 (c)	338,798
200,000	GE Capital Funding LLC
	4.400%, 05/15/2030	233,463
160,000	GlaxoSmithKline Capital, Inc.
	3.625%, 05/15/2025	176,629
	LYB International Finance III LLC
55,000	1.250%, 10/01/2025	54,944
85,000	3.800%, 10/01/2060	90,188
400,000	NTT Finance Corp.
	1.162%, 04/03/2026 (c)	399,459
180,000	Shell International Finance BV
	3.250%, 04/06/2050 (e)	192,124
310,000	Siemens Financieringsmaatschappij NV
	1.200%, 03/11/2026 (c)	310,419
		2,762,450
	Diversified Telecommunication Services - 1.14%
	AT&T, Inc.
210,000	1.700%, 03/25/2026	212,291
175,000	4.500%, 05/15/2035	205,969
110,000	3.650%, 06/01/2051 (e)	115,692
168,000	3.500%, 09/15/2053 (c)	169,181
91,000	3.550%, 09/15/2055 (c)	91,612
113,000	3.800%, 12/01/2057 (c)	118,050
165,000	3.500%, 02/01/2061	162,628
	Verizon Communications, Inc.
55,000	2.650%, 11/20/2040 (e)	53,078
620,000	3.400%, 03/22/2041	657,276
355,000	3.550%, 03/22/2051	380,105
		2,165,882
	Electric Utilities - 2.48%
	Alabama Power Co.
65,000	2.450%, 03/30/2022	65,952
120,000	3.450%, 10/01/2049	130,747
120,000	Commonwealth Edison Co.
	3.650%, 06/15/2046	136,882
	Duke Energy Carolinas LLC
45,000	2.500%, 03/15/2023	46,560
150,000	2.550%, 04/15/2031	156,055
301,000	5.300%, 02/15/2040	410,079
280,000	Duke Energy Corp.
	2.550%, 06/15/2031 (e)	283,374
60,000	Duke Energy Indiana, Inc.
	4.900%, 07/15/2043	77,206
45,000	Evergy Metro, Inc.
	2.250%, 06/01/2030	45,919
	Evergy, Inc.
55,000	2.450%, 09/15/2024	57,759
155,000	2.900%, 09/15/2029 (e)	164,603
10,000	Exelon Corp.
	4.700%, 04/15/2050 (e)	12,669
25,000	FirstEnergy Corp.
	1.600%, 01/15/2026	24,464

	Georgia Power Co.
130,000	2.100%, 07/30/2023	134,336
105,000	4.750%, 09/01/2040	130,046
210,000	ITC Holdings Corp.
	2.950%, 05/14/2030 (c)	221,616
325,000	NextEra Energy Capital Holdings, Inc.
	2.250%, 06/01/2030 (e)	328,157
230,000	Oglethorpe Power Corp.
	5.050%, 10/01/2048	290,381
50,000	Oncor Electric Delivery Co. LLC
	5.750%, 03/15/2029	62,947
410,000	Pacific Gas and Electric Co.
	2.500%, 02/01/2031 (e)	385,164
	PacifiCorp
60,000	2.700%, 09/15/2030	63,168
33,000	4.125%, 01/15/2049	39,562
10,000	3.300%, 03/15/2051	10,642
	Puget Energy, Inc.
135,000	3.650%, 05/15/2025	145,485
190,000	4.100%, 06/15/2030	213,208
110,000	Sierra Pacific Power Co.
	2.600%, 05/01/2026	117,113
122,000	South Carolina Electric & Gas Co.
	5.100%, 06/01/2065	176,582
	Southern California Edison Co.
90,000	2.850%, 08/01/2029	93,572
225,000	2.250%, 06/01/2030	221,918
19,000	4.000%, 04/01/2047	20,036
61,000	4.125%, 03/01/2048	65,230
80,000	3.650%, 02/01/2050 (e)	80,218
230,000	Southern Co/The
	3.700%, 04/30/2030	254,126
25,000	The Southern Co.
	4.400%, 07/01/2046	29,428
		4,695,204
	Electronic Equipment, Instruments & Components - 0.08%
150,000	Microchip Technology, Inc.
	2.670%, 09/01/2023	156,291
	Equity Real Estate Investment Trusts (REITs) - 0.27%
	American Tower Corp.
105,000	2.400%, 03/15/2025	109,826
50,000	1.500%, 01/31/2028	48,723
	Equinix, Inc.
60,000	2.000%, 05/15/2028	60,381
135,000	2.500%, 05/15/2031	137,577
	VEREIT Operating Partnership LP
35,000	3.400%, 01/15/2028	38,135
10,000	2.200%, 06/15/2028	10,172
10,000	2.850%, 12/15/2032	10,475
85,000	Welltower, Inc.
	2.700%, 02/15/2027	90,381
		505,670
	Food Products - 0.38%
75,000	Archer-Daniels-Midland Co.
	3.250%, 03/27/2030	83,217
160,000	Conagra Brands, Inc.
	4.850%, 11/01/2028	190,799
190,000	General Mills, Inc.
	2.875%, 04/15/2030	201,674
	Hormel Foods Corp.
45,000	0.650%, 06/03/2024 (e)	45,105
20,000	1.700%, 06/03/2028	20,151
	Mondelez International, Inc.
15,000	2.750%, 04/13/2030	15,831
175,000	1.500%, 02/04/2031	166,001
		722,778
	Gas Utilities - 0.01%
10,000	Southern Co. Gas Capital Corp.
	2.450%, 10/01/2023	10,401
	Health Care Equipment & Supplies - 0.41%
200,000	Alcon Finance Corp.
	2.750%, 09/23/2026 (c)	212,036
65,000	Baxter International, Inc.
	3.950%, 04/01/2030	74,993
	Boston Scientific Corp.
85,000	1.900%, 06/01/2025	87,777
250,000	3.750%, 03/01/2026	277,557
125,000	Shire Acquisitions Investments Ireland Designated Activity Co.
	2.875%, 09/23/2023	130,854
		783,217
	Health Care Providers & Services - 1.12%
	Anthem, Inc.
95,000	3.650%, 12/01/2027 (e)	106,482
155,000	2.875%, 09/15/2029	165,108
345,000	Cigna Corp.
	1.250%, 03/15/2026	346,333
70,000	CommonSpirit Health
	2.760%, 10/01/2024	73,753
	CVS Health Corp.
100,000	4.125%, 04/01/2040	116,388
55,000	5.125%, 07/20/2045	71,729
100,000	5.050%, 03/25/2048	130,169
360,000	HCA, Inc.
	2.375%, 07/15/2031	357,788
	Kaiser Foundation Hospitals
70,000	2.810%, 06/01/2041	71,626
115,000	3.002%, 06/01/2051	119,139
100,000	Quest Diagnostics, Inc.
	2.800%, 06/30/2031	104,640
75,000	Sutter Health
	3.361%, 08/15/2050 (e)	79,892

	UnitedHealth Group, Inc.
70,000	2.375%, 08/15/2024	73,697
135,000	2.300%, 05/15/2031	138,423
10,000	3.500%, 08/15/2039	11,208
135,000	3.950%, 10/15/2042	160,286
		2,126,661
	Hotels, Restaurants & Leisure - 0.32%
65,000	GLP Capital LP / GLP Financing II, Inc.
	5.300%, 01/15/2029	75,888
80,000	Las Vegas Sands Corp.
	3.500%, 08/18/2026	85,216
	McDonald's Corp.
80,000	3.350%, 04/01/2023	83,957
50,000	4.600%, 05/26/2045	62,589
15,000	4.875%, 12/09/2045	19,368
85,000	3.625%, 09/01/2049	94,445
90,000	4.200%, 04/01/2050 (e)	108,875
65,000	Starbucks Corp.
	3.800%, 08/15/2025	72,000
		602,338
	Industrial Conglomerates - 0.58%
255,000	General Electric Co.
	3.625%, 05/01/2030 (e)	284,892
325,000	Honeywell International, Inc.
	1.950%, 06/01/2030	331,058
	NXP BV / NXP Funding LLC / NXP USA, Inc.
232,000	4.875%, 03/01/2024 (c)	255,552
60,000	3.150%, 05/01/2027 (c)	64,267
135,000	4.300%, 06/18/2029 (c)	155,158
		1,090,927
	Insurance - 0.57%
325,000	American International Group, Inc.
	2.500%, 06/30/2025	343,341
135,000	Berkshire Hathaway Finance Corp.
	4.200%, 08/15/2048	167,038
	Marsh & McLennan Cos, Inc.
110,000	3.875%, 03/15/2024	119,357
65,000	4.375%, 03/15/2029	76,310
90,000	4.750%, 03/15/2039	115,407
70,000	Marsh & McLennan Cos., Inc.
	4.050%, 10/15/2023	74,949
12,000	Massachusetts Mutual Life Insurance Co.
	3.729%, 10/15/2070 (c)	12,786
105,000	Progressive Corp.
	3.200%, 03/26/2030	115,585
55,000	Trinity Acquisition PLC
	4.400%, 03/15/2026	62,261
		1,087,034
	Interactive Media & Services - 0.32%
280,000	Alphabet, Inc.
	2.050%, 08/15/2050 (e)	247,867
350,000	Tencent Holdings Ltd.
	2.390%, 06/03/2030 (c)	349,492
		597,359
	Internet & Direct Marketing Retail - 0.25%
200,000	Alibaba Group Holding, Ltd.
	3.400%, 12/06/2027	218,851
	Amazon.com, Inc.
150,000	3.875%, 08/22/2037	179,313
60,000	4.950%, 12/05/2044	81,575
		479,739
	IT Services - 0.85%
315,000	Fidelity National Information Services, Inc.
	2.250%, 03/01/2031	315,154
	Fiserv, Inc.
135,000	3.200%, 07/01/2026	146,282
385,000	2.250%, 06/01/2027	399,455
180,000	Global Payments, Inc.
	2.900%, 05/15/2030	187,966
385,000	International Business Machines Corp.
	1.950%, 05/15/2030 (e)	385,120
95,000	Mastercard, Inc.
	2.950%, 03/15/2051	99,579
55,000	Visa, Inc.
	4.300%, 12/14/2045	70,760
		1,604,316
	Machinery - 0.34%
130,000	Caterpillar, Inc.
	2.600%, 04/09/2030	139,051
495,000	Otis Worldwide Corp.
	2.565%, 02/15/2030	513,580
		652,631
	Media - 1.63%
	Charter Communications Operating LLC / Charter Communications Operating Capital
230,000	3.750%, 02/15/2028	254,049
125,000	2.800%, 04/01/2031 (e)	127,686
125,000	2.300%, 02/01/2032	120,419
150,000	5.375%, 05/01/2047 (e)	184,240
55,000	5.750%, 04/01/2048 (e)	70,170
75,000	5.125%, 07/01/2049	89,543
30,000	4.800%, 03/01/2050	34,545
45,000	3.700%, 04/01/2051 (e)	44,649
70,000	3.900%, 06/01/2052	71,536
45,000	4.400%, 12/01/2061	48,487
	Comcast Corp.
35,000	3.200%, 07/15/2036	37,671
125,000	4.600%, 10/15/2038	155,318
255,000	3.750%, 04/01/2040	288,271
180,000	4.750%, 03/01/2044	230,765
30,000	3.400%, 07/15/2046	32,138
25,000	4.700%, 10/15/2048	32,484

50,000	4.950%, 10/15/2058 (e)	69,434
	Cox Communications, Inc.
101,000	3.150%, 08/15/2024 (c)	107,823
120,000	2.600%, 06/15/2031 (c)	122,074
115,000	Discovery Communications LLC
	4.650%, 05/15/2050	135,767
	Discovery Communications, LLC
45,000	3.800%, 03/13/2024	48,299
28,000	3.950%, 06/15/2025	30,761
100,000	5.200%, 09/20/2047	124,645
97,000	5.300%, 05/15/2049	123,039
	Time Warner Cable, Inc.
30,000	5.500%, 09/01/2041	37,326
50,000	4.500%, 09/15/2042	55,782
	ViacomCBS, Inc.
235,000	4.950%, 01/15/2031 (e)	283,843
110,000	4.200%, 05/19/2032 (e)	127,215
		3,087,979
	Metals & Mining - 0.09%
15,000	Steel Dynamics, Inc.
	3.250%, 01/15/2031	16,131
140,000	Vale Overseas, Ltd.
	3.750%, 07/08/2030	149,233
		165,364
	Multi-Utilities - 0.62%
	Berkshire Hathaway Energy Co.
50,000	3.250%, 04/15/2028	55,063
65,000	6.125%, 04/01/2036	91,753
290,000	NiSource, Inc.
	3.600%, 05/01/2030	321,820
475,000	Public Service Enterprise Group, Inc.
	1.600%, 08/15/2030	451,297
	Sempra Energy
150,000	3.400%, 02/01/2028	165,138
75,000	4.000%, 02/01/2048	84,514
		1,169,585
	Oil, Gas & Consumable Fuels - 1.23%
65,000	Eastern Energy Gas Holdings LLC
	2.500%, 11/15/2024	68,369
	Energy Transfer LP
180,000	5.250%, 04/15/2029 (e)	212,964
85,000	6.250%, 04/15/2049	111,801
140,000	Energy Transfer Operating LP
	6.125%, 12/15/2045	178,807
240,000	Enterprise Products Operating LLC
	4.800%, 02/01/2049	296,481
	Equinor ASA
95,000	3.625%, 04/06/2040	108,636
100,000	3.700%, 04/06/2050	115,288
135,000	Exxon Mobil Corp.
	4.227%, 03/19/2040 (e)	161,502
200,000	Galaxy Pipeline Assets Bidco, Ltd.
	2.940%, 09/30/2040 (c)	199,147
40,000	Hess Corp.
	7.300%, 08/15/2031	54,356
130,000	Marathon Petroleum Corp.
	4.700%, 05/01/2025	146,767
	MPLX LP
100,000	1.750%, 03/01/2026	101,178
35,000	4.250%, 12/01/2027	39,723
90,000	5.200%, 03/01/2047	111,119
260,000	Qatar Petroleum
	0.000%, 07/12/2031	257,236
50,000	Sabine Pass Liquefaction LLC
	4.500%, 05/15/2030 (e)	57,705
	Sunoco Logistics Partners Operations LP
5,000	5.300%, 04/01/2044	5,816
5,000	5.350%, 05/15/2045	5,817
	TransCanada PipeLines, Ltd.
70,000	4.100%, 04/15/2030	80,586
20,000	5.100%, 03/15/2049 (e)	26,311
		2,339,609
	Personal Products - 0.03%
50,000	The Estee Lauder Cos., Inc.
	2.600%, 04/15/2030	52,923
	Pharmaceuticals - 1.17%
	Astrazeneca Finance LLC
280,000	1.200%, 05/28/2026	279,459
190,000	1.750%, 05/28/2028	190,369
230,000	Bayer US Finance II LLC
	4.250%, 12/15/2025 (c)	256,533
	Bristol-Myers Squibb Co.
30,000	3.200%, 06/15/2026	32,963
230,000	1.125%, 11/13/2027 (e)	226,802
75,000	3.400%, 07/26/2029	84,091
70,000	2.550%, 11/13/2050	67,340
195,000	GlaxoSmithKline Capital PLC
	2.875%, 06/01/2022	199,327
	Johnson & Johnson
75,000	3.550%, 03/01/2036	87,563
55,000	3.625%, 03/03/2037	64,391
195,000	Novartis Capital Corp.
	2.000%, 02/14/2027	203,232
	Pfizer, Inc.
120,000	2.625%, 04/01/2030	128,045
135,000	1.700%, 05/28/2030 (e)	134,757
	Royalty Pharma PLC
15,000	1.750%, 09/02/2027 (c)	14,782
50,000	2.200%, 09/02/2030 (c)	49,139
200,000	Takeda Pharmaceutical Co., Ltd.
	2.050%, 03/31/2030	198,784
		2,217,577

	Road & Rail - 0.15%
45,000	CSX Corp.
	4.500%, 03/15/2049	56,773
30,000	Norfolk Southern Corp.
	3.400%, 11/01/2049	31,917
160,000	Union Pacific Corp.
	4.100%, 09/15/2067	186,324
		275,014
	Semiconductors & Semiconductor Equipment - 1.16%
	Broadcom, Inc.
85,000	4.110%, 09/15/2028	95,785
425,000	5.000%, 04/15/2030 (e)	502,864
105,000	2.600%, 02/15/2033 (c)(e)	102,916
285,000	3.419%, 04/15/2033 (c)	299,967
	Intel Corp.
310,000	2.450%, 11/15/2029	327,017
19,000	3.734%, 12/08/2047	21,711
115,000	3.250%, 11/15/2049	122,756
	Marvell Technology, Inc.
220,000	2.450%, 04/15/2028 (c)(e)	224,643
170,000	2.950%, 04/15/2031 (c)	176,549
	NVIDIA Corp.
155,000	1.550%, 06/15/2028	154,715
150,000	3.500%, 04/01/2040	170,613
		2,199,536
	Software - 0.95%
155,000	Microsoft Corp.
	2.525%, 06/01/2050	152,773
	Oracle Corp.
270,000	2.300%, 03/25/2028	277,534
145,000	2.875%, 03/25/2031	151,177
185,000	4.300%, 07/08/2034	215,012
25,000	3.900%, 05/15/2035	27,945
50,000	3.800%, 11/15/2037	54,957
185,000	3.600%, 04/01/2040	195,609
170,000	3.600%, 04/01/2050	175,234
80,000	3.950%, 03/25/2051 (e)	87,674
55,000	4.100%, 03/25/2061	61,136
	salesforce.com, Inc.
75,000	3.250%, 04/11/2023	78,695
325,000	1.950%, 07/15/2031	326,156
		1,803,902
	Specialty Retail - 0.28%
75,000	AutoZone, Inc.
	3.625%, 04/15/2025	82,166
	Home Depot, Inc.
235,000	3.300%, 04/15/2040 (e)	258,173
5,000	3.500%, 09/15/2056	5,630
150,000	Lowe's Cos, Inc.
	2.625%, 04/01/2031	155,339
25,000	Lowe's Cos., Inc.
	3.700%, 04/15/2046	27,533
		528,841
	Technology Hardware, Storage & Peripherals - 0.55%
	Apple, Inc.
360,000	1.125%, 05/11/2025	364,513
310,000	1.200%, 02/08/2028	306,143
40,000	3.450%, 02/09/2045	44,863
335,000	2.650%, 02/08/2051 (e)	328,357
		1,043,876
	Tobacco - 0.19%
	Altria Group, Inc.
45,000	2.350%, 05/06/2025	47,104
39,000	4.400%, 02/14/2026	44,163
145,000	2.625%, 09/16/2026 (e)	152,874
80,000	2.450%, 02/04/2032	77,495
45,000	3.700%, 02/04/2051 (e)	42,864
		364,500
	Water Utilities - 0.09%
	American Water Capital Corp.
140,000	3.750%, 09/01/2028	158,656
15,000	4.150%, 06/01/2049	18,276
		176,932
	Wireless Telecommunication Services - 0.71%
	T-Mobile USA, Inc.
235,000	3.500%, 04/15/2025	255,342
360,000	1.500%, 02/15/2026 (e)	363,782
65,000	2.050%, 02/15/2028	66,106
290,000	3.875%, 04/15/2030	324,791
255,000	3.000%, 02/15/2041	252,493
65,000	4.500%, 04/15/2050	77,479
		1,339,993
	Total Corporate Obligations (Cost $53,528,473)	56,623,501

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 1.30%
205,000	Chile Government International Bond
	3.100%, 05/07/2041	205,715
	Mexico Government International Bond
330,000	2.659%, 05/24/2031	323,529
200,000	4.750%, 04/27/2032	229,500
200,000	4.280%, 08/14/2041 (e)	210,522
236,000	4.750%, 03/08/2044	261,612
	Panama Government International Bond
200,000	4.300%, 04/29/2053	222,486
220,000	3.870%, 07/23/2060	225,408
	Peruvian Government International Bond
40,000	2.392%, 01/23/2026	41,383
215,000	2.783%, 01/23/2031	219,401
130,000	3.300%, 03/11/2041	131,717

400,000	Saudi Government International Bond
	2.250%, 02/02/2033 (c)(e)	389,370
	Total Foreign Government Debt Obligations (Cost $2,436,553)	2,460,643

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 34.31%
	Federal Home Loan Mortgage Corp.
6,336	Pool #D9-6291 4.500%, 09/01/2023	6,809
17,305	Pool #G1-3624 5.000%, 08/01/2024	18,048
82,000	Series K-068, 3.244%, 08/25/2027	91,425
334,527	Series K-110, 1.815%, 04/25/2030 (b)(i)	42,796
1,325,417	Series K-111, 1.572%, 05/25/2030 (i)	161,534
933,868	Series K-114, 1.213%, 06/25/2030 (b)(i)	83,077
299,779	Series K-122, 0.974%, 11/25/2030 (b)(i)	21,479
87,318	Series 2329, 6.500%, 06/15/2031	98,882
44,555	Series 2338, 6.500%, 07/15/2031	51,745
51,151	Pool #78-0447 2.375% (1 Year CMT Rate + 2.250%, 2.250% Floor, 9.329% Cap), 04/01/2033 (a)	53,277
3,200,000	Pool #TBA, 2.000%, 07/15/2035 (h)	3,301,904
73	Pool #A4-3129 5.500%, 02/01/2036	82
3,300,000	Pool #TBA, 1.500%, 02/25/2036 (h)	3,341,280
80,573	Series 4216, 1.700%, 10/15/2039	81,785
400,000	Pool #TBA 4.000%, 07/01/2040 (h)	426,078
43,443	Series 3883, 3.000%, 05/15/2041	46,320
161,423	Series 4139, 2.500%, 11/15/2041	168,723
185,385	Pool #U9-0688 4.000%, 05/01/2042	202,043
313,169	Pool #Q4-9389 3.500%, 07/01/2047	335,388
281,781	Pool #Q5-2093 3.500%, 11/01/2047	298,688
1,375,000	Pool #TBA, 2.500%, 07/01/2050 (h)	1,423,179
6,850,000	Pool #TBA, 2.000%, 07/15/2050 (h)	6,926,260
6,845,000	Pool #TBA, 2.000%, 08/15/2050 (h)	6,907,567
1,375,000	Pool #TBA, 2.500%, 08/15/2050 (h)	1,420,439
2,794,019	Pool #SD-8123 3.000%, 01/01/2051	2,923,020
	Federal National Mortgage Association
222,817	Pool #AJ8325 3.000%, 12/01/2026	235,489
1,100,000	Pool #TBA 3.000%, 07/15/2027 (h)	1,156,084
851,213	Pool #AN8322 3.190%, 02/01/2028	947,423
996,856	Pool #AN8695 3.550%, 03/01/2028	1,127,706
1,685	Pool #544859 2.184% (11th District Cost of Funds Index + 1.841%, 1.841% Floor, 14.718% Cap), 08/01/2029 (a)	1,687
723,624	Series K-104, 1.248%, 01/25/2030 (b)(i)	60,957
32,616	Pool #BC4938 2.500%, 04/01/2031	34,159
65,824	Pool #786848 7.000%, 10/01/2031	75,860
2,307	Pool #727181 5.000%, 08/01/2033	2,633
957	Pool #730727 5.000%, 08/01/2033	1,084
300	Pool #741862 5.500%, 09/01/2033	347
334	Pool #766197 5.500%, 02/01/2034	384
83	Pool #776974 5.500%, 04/01/2034	96
52,073	Pool #888504 2.187% (1 Year CMT Rate + 2.062%, 2.062% Floor, 9.321% Cap), 04/01/2034 (a)	55,687
172,961	Pool #MA1870 4.500%, 04/01/2034	189,208
3,028	Pool #775776 5.500%, 05/01/2034	3,498
1,554,829	Series 2019-M21, 1.331%, 06/25/2034 (b)(i)	180,048
102,229	Pool #802783 2.112% (12 Month LIBOR USD + 1.612%, 1.612% Floor, 10.299% Cap), 10/01/2034 (a)	104,357
2,610	Pool #781629 5.500%, 12/01/2034	3,027
3,323	Pool #822815 5.500%, 04/01/2035	3,832
3,148	Pool #357850 5.500%, 07/01/2035	3,651
2,279	Pool #820242 5.000%, 07/01/2035	2,616
470	Pool #838452 5.500%, 09/01/2035	543
2,544	Pool #865854 6.000%, 03/01/2036	3,022
4,253	Pool #891474 6.000%, 04/01/2036	4,998
1,887	Pool #906000 6.000%, 01/01/2037	2,240
38	Pool #928062 5.500%, 02/01/2037	44
57	Pool #899119 5.500%, 04/01/2037	64
221,380	Pool #AS9772 3.500%, 06/01/2037	237,628
100	Pool #970131 5.500%, 03/01/2038	116
58	Pool #985108 5.500%, 07/01/2038	67
49	Pool #964930 5.500%, 08/01/2038	55
38	Pool #987032 5.500%, 08/01/2038	44
47	Pool #968371 5.500%, 09/01/2038	52
21	Pool #993050 5.500%, 12/01/2038	24
9,929	Pool #993579 4.000%, 05/01/2039	10,922
1,786	Pool #AA5840 4.000%, 06/01/2039	1,955
34,935	Pool #AA8715 4.000%, 06/01/2039	38,977
109,807	Pool #AD0586 4.500%, 12/01/2039	122,670
255,980	Pool #AD4062 5.000%, 05/01/2040	293,820
207,835	Pool #AD6929 5.000%, 06/01/2040	236,342
4,910	Pool #AD9896 4.000%, 08/01/2040	5,368
6,005	Pool #AB1500 4.000%, 09/01/2040	6,547
7,224	Pool #AD9856 4.000%, 09/01/2040	7,912
2,935	Pool #AE2559 4.000%, 09/01/2040	3,199
1,016	Pool #AE2562 4.000%, 09/01/2040	1,108
1,145	Pool #AE2566 4.000%, 09/01/2040	1,248
12,647	Pool #AE4124 4.000%, 10/01/2040	13,852
6,901	Pool #AE4888 4.000%, 10/01/2040	7,545
9,559	Pool #AE3916 4.000%, 11/01/2040	10,466
1,271	Pool #AE5147 4.000%, 11/01/2040	1,385
15,158	Pool #AE8715 4.000%, 11/01/2040	16,519
1,940	Pool #AH0006 4.000%, 12/01/2040	2,121
6,225	Pool #AH0020 4.000%, 12/01/2040	6,817
9,221	Pool #AH0599 4.000%, 12/01/2040	10,048
3,311	Pool #AH0601 4.000%, 12/01/2040	3,608
5,990	Pool #AH1263 4.000%, 01/01/2041	6,528
33,358	Pool #AL5233 4.000%, 01/01/2041	36,482
2,112	Pool #AH4659 4.000%, 02/01/2041	2,301
35,148	Pool #AH5653 4.000%, 02/01/2041	38,439
51,047	Pool #AL0934 5.000%, 02/01/2041	58,180
73,405	Pool #AD1889 4.500%, 03/01/2041	81,836
5,585	Pool #AH6150 4.000%, 03/01/2041	6,144
48,170	Pool #AL0215 4.500%, 04/01/2041	53,617
39,108	Pool #AL0187 5.000%, 05/01/2041	44,858

6,715	Pool #AL0456 5.000%, 06/01/2041	7,703
28,979	Pool #AI8842 4.500%, 08/01/2041	32,386
103,047	Series 2013-43, 1.500%, 08/25/2041	105,077
21,177	Pool #AL0815 4.000%, 09/01/2041	23,630
32,428	Series 2012-21, 2.000%, 09/25/2041	33,386
8,253	Pool #AJ1562 4.000%, 10/01/2041	9,209
5,765	Pool #AJ1972 4.000%, 10/01/2041	6,433
341,697	Pool #AJ2212 4.500%, 10/01/2041	382,082
11,976	Pool #AJ4756 4.000%, 10/01/2041	13,363
9,712	Pool #AJ3330 4.000%, 11/01/2041	10,837
8,826	Pool #AJ4549 4.000%, 11/01/2041	9,848
8,574	Pool #AJ4698 4.000%, 11/01/2041	9,568
15,393	Pool #AJ5424 4.000%, 11/01/2041	17,176
6,082	Pool #AJ7840 4.000%, 11/01/2041	6,787
9,767	Pool #AB3995 4.000%, 12/01/2041	10,898
9,178	Pool #AI0848 4.000%, 12/01/2041	10,241
7,842	Pool #AJ4187 4.000%, 12/01/2041	8,751
8,580	Pool #AJ5736 4.000%, 12/01/2041	9,574
4,869	Pool #AJ5968 4.000%, 12/01/2041	5,333
10,627	Pool #AJ6061 4.000%, 12/01/2041	11,858
7,944	Pool #AJ7868 4.000%, 12/01/2041	8,864
15,556	Pool #AJ8104 4.000%, 12/01/2041	17,358
12,767	Pool #AJ8109 4.000%, 12/01/2041	14,246
7,075	Pool #AJ8171 4.000%, 12/01/2041	7,895
12,441	Pool #AJ8341 4.000%, 12/01/2041	13,882
21,259	Pool #AJ8436 4.000%, 12/01/2041	23,722
7,574	Pool #AJ8912 4.000%, 12/01/2041	8,452
8,127	Pool #AJ9248 4.000%, 12/01/2041	9,069
57,655	Series 2012-18, 2.000%, 12/25/2041	59,488
54,563	Series 2012-75, 2.500%, 12/25/2041	56,289
6,463	Pool #AJ2446 4.000%, 01/01/2042	7,076
12,922	Pool #AJ7538 4.000%, 01/01/2042	14,419
3,463	Pool #AJ8001 4.000%, 01/01/2042	3,785
11,126	Pool #AJ8369 4.000%, 01/01/2042	12,416
10,066	Pool #AJ9162 4.000%, 01/01/2042	11,231
59,788	Pool #AJ9330 4.000%, 01/01/2042	66,709
4,912	Pool #AJ9779 4.000%, 01/01/2042	5,393
9,735	Pool #AK0170 4.000%, 01/01/2042	10,862
21,520	Pool #AK0543 4.000%, 01/01/2042	24,014
9,572	Pool #AK0563 4.000%, 01/01/2042	10,681
16,644	Pool #AK1827 4.000%, 01/01/2042	18,571
176,262	Pool #AL2752 5.000%, 03/01/2042	202,186
42,288	Series 2012-52, 3.500%, 05/25/2042	45,506
180,395	Series 2012-128, 1.500%, 06/25/2042	184,032
30,132	Pool #AB5529 4.000%, 07/01/2042	32,827
95,695	Pool #AB6228 3.500%, 09/01/2042	103,165
95,229	Series 415, 3.000%, 11/01/2042	99,767
153,724	Series 4961, 2.500%, 12/15/2042	160,937
219,228	Pool #AQ9316 2.500%, 01/01/2043	229,192
85,095	Series 2015-48, 3.000%, 02/25/2043	88,567
614,513	Pool #AT2720 3.000%, 05/01/2043	655,287
389,493	Pool #AT5900 3.000%, 06/01/2043	412,753
75,504	Series 2013-77, 1.700%, 06/25/2043	76,724
251,712	Pool #AU1625 3.500%, 07/01/2043	271,573
81,859	Series 2017-26, 3.500%, 07/25/2044	85,364
35,970	Series 2018-38, 3.500%, 03/25/2045	36,614
293,609	Pool #AS5469 4.000%, 07/01/2045	320,219
402,495	Pool #AZ0832 4.000%, 07/01/2045	442,377
57,473	Pool #AS5597 3.500%, 08/01/2045	61,527
33,678	Series 2016-38, 3.000%, 01/25/2046	36,229
66,365	Series 2016-11, 2.500%, 03/25/2046	69,519
287,486	Pool #AS7170 3.500%, 05/01/2046	305,949
213,592	Pool #AS7242 3.500%, 05/01/2046	227,183
357,911	Pool #BC9468 3.000%, 06/01/2046	378,594
206,136	Pool #AS7492 4.000%, 07/01/2046	222,502
246,381	Pool #AS8947 3.500%, 03/01/2047	263,875
41,808	Series 2017-34, 3.000%, 05/25/2047	43,176
38,903	Pool #MA3038 4.500%, 06/01/2047	42,289
2,548,985	Pool #CA0858 3.500%, 12/01/2047	2,699,925
68,795	Series 2018-80, 3.500%, 12/25/2047	71,908
36,100	Series 2018-77, 3.500%, 02/25/2048	37,853
90,749	Series 2018-23, 3.500%, 04/25/2048	98,927
820,093	Pool #BN5279 4.000%, 02/01/2049	873,798
102,784	Series 2019-06, 3.000%, 02/25/2049	108,504
101,294	Series 2019-07, 3.500%, 03/25/2049	108,865
118,892	Series 2019-14, 3.500%, 04/25/2049	129,505
132,399	Series 2019-45, 3.000%, 08/25/2049	139,017
3,044,908	Pool #MA4307 3.000%, 04/01/2051	3,196,221
126,178	Series 2019-41, 2.500%, 03/25/2053	130,186
94,047	Series 2017-35, 3.500%, 04/25/2053	96,836
72,937	Series 2017-84, 3.500%, 04/25/2053	75,126
122,950	Series 2019-15, 3.500%, 05/25/2053	129,792
80,843	Series 2017-49, 4.000%, 07/25/2053	84,235
132,591	Series 2018-72, 3.500%, 07/25/2054	138,768
115,845	Series 2017-96, 3.000%, 12/25/2054	121,466
58,804	Series 2018-19, 3.500%, 05/25/2056	61,679
89,324	Series 2018-70, 3.500%, 10/25/2056	94,607
98,700	Series 2019-07, 3.500%, 11/25/2057	105,305
115,404	Series 2019-12, 3.500%, 11/25/2057	124,009
324,187	Series 2020-1, 3.500%, 08/25/2058	345,602
	Government National Mortgage Association
8,833	Pool #614436X 5.000%, 08/15/2033	9,972
16,273	Pool #736686X 5.000%, 02/15/2039	18,807
385,651	Pool #723248X 5.000%, 10/15/2039	448,382
106,066	Series 2015-56, 1.500%, 04/16/2040	107,110
161,359	Pool #783403X 3.500%, 09/15/2041	173,192
76,794	Series 2013-37, 2.000%, 01/20/2042	78,578
900,000	Pool #TBA 4.000%, 07/15/2042 (h)	950,414
700,000	Pool #TBA 3.500%, 08/15/2043 (h)	734,795
3,300,000	Pool #TBA 3.000%, 07/15/2045 (h)	3,443,086
700,000	Pool #TBA 3.500%, 07/15/2045 (h)	734,412

56,982	Series 2015-151, 1.700%, 10/20/2045	57,760
45,586	Pool #MA4587M 4.000%, 07/20/2047	48,666
120,965	Pool #MA4652M 3.500%, 08/20/2047	128,232
229,969	Pool #MA4778M 3.500%, 10/20/2047	244,509
171,304	Pool #MA4779M 4.000%, 10/20/2047	183,655
201,864	Pool #MA4780M 4.500%, 10/20/2047	218,406
5,300,000	Pool #TBA, 2.500%, 07/01/2050 (h)	5,486,535
2,700,000	Pool #TBA, 2.000%, 10/20/2050 (h)	2,752,313
	Total Mortgage Backed Securities - U.S. Government Agency (Cost $63,751,321)	65,018,825

	MUNICIPAL DEBT OBLIGATIONS - 1.66%
	California, GO,
30,000	7.550%, 04/01/2039 (e)	51,210
60,000	7.300%, 10/01/2039	96,128
5,000	7.625%, 03/01/2040	8,432
105,000	Chicago Transit Authority Sales & Transfer Tax Receipts, Series B, Revenue Bond,
	Series B, 6.899%, 12/01/2040	149,358
20,000	Chicago Transit Authority Sales Tax Receipts Fund
	3.912%, 12/01/2040	22,567
	County of Riverside CA
345,000	2.963%, 02/15/2027	372,954
345,000	3.070%, 02/15/2028	375,490
125,000	District of Columbia
	3.432%, 04/01/2042	132,098
	Metropolitan Transportation Authority
255,000	5.175%, 11/15/2049	345,944
100,000	5.000%, 11/15/2050	124,821
60,000	New York State Thruway Authority - Class M
	2.900%, 01/01/2035	64,340
370,000	New York Transportation Development Corp.
	4.248%, 09/01/2035	410,087
355,000	Philadelphia Authority for Industrial Development
	6.550%, 10/15/2028	461,664
215,000	Port Authority of New York & New Jersey
	1.086%, 07/01/2023	217,779
250,000	State Board of Administration Finance Corp.
	1.258%, 07/01/2025	252,500
35,000	University of California Medical Center, Series H Revenue Bond,
	6.548%, 05/15/2048 (e)	54,708
	Total Municipal Debt Obligations (Cost $2,843,331)	3,140,080

	U.S. TREASURY OBLIGATIONS - 32.69%
	U.S. Treasury Bonds - 12.14%
2,150,000	6.875%, 08/15/2025	2,690,523
254,274	0.375%, 01/15/2027 (f)	281,635
58,514	0.750%, 07/15/2028 (f)	67,214
93,743	0.125%, 07/15/2030 (f)	103,578
1,875,000	2.250%, 05/15/2041	1,953,516
1,075,000	3.125%, 02/15/2043	1,285,675
275,000	3.625%, 08/15/2043	354,492
1,830,000	3.750%, 11/15/2043	2,404,162
1,050,000	3.625%, 02/15/2044	1,358,355
1,600,000	3.125%, 08/15/2044	1,921,938
240,000	3.000%, 11/15/2045	283,997
950,000	2.500%, 02/15/2046	1,030,045
2,365,000	2.500%, 05/15/2046	2,564,455
1,600,000	3.000%, 02/15/2047	1,902,063
470,182	0.875%, 02/15/2047 (f)	607,081
500,000	3.000%, 02/15/2048	596,426
64,978	1.000%, 02/15/2048 (f)	86,983
940,000	3.125%, 05/15/2048	1,147,204
115,000	3.000%, 02/15/2049	137,784
90,208	1.000%, 02/15/2049 (f)	121,931
926,000	1.250%, 05/15/2050	756,896
390,000	1.375%, 08/15/2050	329,123
1,075,000	1.875%, 02/15/2051 (e)	1,027,297
	U.S. Treasury Notes - 20.55%
3,195,000	0.125%, 08/31/2022	3,195,562
8,210,000	1.375%, 08/31/2023	8,405,629
1,600,000	2.375%, 08/15/2024 (k)	1,694,406
2,190,000	2.875%, 05/31/2025	2,378,460
7,240,000	2.875%, 07/31/2025	7,875,197
2,335,000	0.375%, 01/31/2026	2,289,486
3,490,000	0.750%, 04/30/2026 (e)	3,474,459
2,860,000	2.000%, 11/15/2026	3,020,316
708,000	1.625%, 08/15/2029	724,801
2,700,000	0.875%, 11/15/2030 (e)	2,570,062
3,250,000	1.625%, 05/15/2031	3,304,082
	Total U.S. Treasury Obligations (Cost $60,923,217)	61,944,833
Number of Shares
	SHORT TERM INVESTMENTS - 2.05%
	Money Market Funds - 2.05%
	DWS Government Money Market Series - Institutional Shares
3,882,898	Effective Yield, 0.04% (d)	3,882,898
	Total Short Term Investments (Cost $3,882,898)	3,882,898
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 8.35%
	Mount Vernon Liquid Assets Portfolio, LLC
15,834,024	Effective Yield, 0.10% (d)	15,834,024
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $15,834,024)	15,834,024

	Total Investments (Cost $240,556,857) - 130.16%	246,618,625
	Liabilities in Excess of Other Assets - (30.14)%	(57,118,963)
	TOTAL NET ASSETS - 100.00%	$189,499,662

Percentages are stated as a percent of net assets.
(a)	Variable rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. The rate reported is the rate in effect as of June 30, 2021.
(b)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2021.
(c)
Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the “Act”) or were acquired in a private placement, and, unless registered under the Act, may only be sold to “qualified institutional buyers” (as defined in the Act) or pursuant to another exemption from registration. The value of these securities total $37,339,413, which represents 19.70% of total net assets.

(d)	Seven-day yield as of June 30, 2021.
(e)	All or portion of this security is on loan.
(f)	Represents a U.S. Treasury Inflation Protected Security.
(g)	These securities have been deemed illiquid pursuant to the Fund’s liquidity guidelines. The value of these securities total $802,500, which represents 0.42% of total net assets.
(h)	Security purchased on a when-issued basis. On June 30, 2021, the total value of investments purchased on a when-issued basis was $39,004,346 or 20.58% of total net assets.
(i)
Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at June 30, 2021. These securities are considered liquid pursuant to the Fund’s liquidity guidelines and the value of these securities total $1,768,015, which represents 0.93% of total net assets.

(j)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2021.
(k)	All or a portion of this security is held as collateral for certain swap and futures contracts. The approximate value of the portion of this security held as collateral is $437,714.

Glossary of Terms
LIBOR	- London Interbank Offered Rate
CMT	- Constant Maturing Treasury Rate
SOFR	- Secured Overnight Financing Rate

GuideMark® Core Fixed Income Fund
SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
June 30, 2021
Description	Number of Contracts Purchased / (Sold)	NotionalValue	Settlement Month	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Note Futures	(22)	$(2,915,000)	Sep-21	$(12,247)
U.S. Treasury Ultra 10 Year Note Futures	(53)	(7,801,766)	Sep-21	(116,200)
U.S. Treasury 5 Year Note Futures	(79)	(9,750,945)	Sep-21	24,001
U.S. Treasury Long Bond Futures	(11)	(1,768,250)	Sep-21	(48,458)
U.S. Treasury Ultra Bond Futures	1	192,688	Sep-21	2,717
				$(150,187)

GuideMark® Core Fixed Income Fund
SCHEDULE OF OPEN SWAP CONTRACTS (Unaudited)
Credit Default Swaps on Credit Indices - Sell Protection(1)
June 30, 2021

	Implied Credit	Fixed							Upfront	Unrealized
Reference	Spread at	Pay		Maturity		Payment	Notional	Fair	Premiums	Appreciation
Obligation	6/30/2021 (2)	Rate		Date	Counterparty	Frequency	Amount (3)	Value	Paid (Received)	(Depreciation)
CDX-NAIGS36V-5Y*	48.05%	1.000%	%	06/20/2026	Morgan Stanley	Quarterly	$2,385,000	$60,240	$49,626	$10,614

Interest Rate Swaps
June 30, 2021
		Floating		Fixed	Fixed					Upfront	Unrealized
Pay/Receive		Payment		Pay	Payment	Maturity		Notional	Fair	Premiums	Appreciation
Floating Rate	Floating Rate Index	Frequency		Rate	Frequency	Date	Counterparty	Amount	Value	Paid (Received)	(Depreciation)
Receive	3-MO-USD-LIBOR**	Quarterly		0.3800%	Semi-Annual	12/16/2025	Morgan Stanley	$5,270,000	$110,509	$(7,813)	$118,322
Receive	3-MO-USD-LIBOR**	Quarterly		0.8100%	Semi-Annual	9/16/2050	Morgan Stanley	690,000	155,221	2,097	153,124
									$265,730	$(5,716)	$271,446
1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
2)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on U.S.
municipal issues, corporate issues or sovereign issues of an emerging country as of year end serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.
3)	The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
*	Centrally cleared swap, clearing agent: Intercontinental Exchange
**	Centrally cleared swap, clearing agent: LCH